Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2025	Mar. 31, 2024
Common Equity Tier 1 capital:
Actual		¥ 2,256,768
Required, ratio		120.00%
Mizuho Financial Group, Inc. | Consolidated
Common Equity Tier 1 capital:
Required, amount	[1]	¥ 5,826,000	¥ 5,883,000
Actual		9,506,000	9,259,000
Required, amount	[1]	6,904,000	6,973,000
Actual		¥ 11,248,000	¥ 10,801,000
Required, ratio	[1]	9.61%	9.59%
Actual		15.65%	14.85%
Required, amount	[1]	¥ 8,341,000	¥ 8,428,000
Actual		¥ 12,755,000	¥ 12,314,000
Required, ratio	[1]	11.61%	11.59%
Actual		17.75%	16.93%
Required, amount	[2],[3]	¥ 8,715,000	¥ 8,028,000
Actual	[2]	¥ 11,248,000	¥ 10,801,000
Common Equity Tier 1 capital:
Required, ratio	[1]	8.11%	8.09%
Actual		13.23%	12.73%
Leverage Ratio:
Required, ratio	[2],[3]	3.70%	3.50%
Actual	[2]	4.77%	4.70%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 2,964,000	¥ 2,968,000
Actual		7,529,000	7,431,000
Required, amount		3,952	3,957
Actual		¥ 9,267	¥ 8,973
Required, ratio		6.00%	6.00%
Actual		14.06%	13.60%
Required, amount		¥ 5,270	¥ 5,276
Actual		¥ 10,718	¥ 10,400
Required, ratio		8.00%	8.00%
Actual		16.27%	15.76%
Required, amount	[2]	¥ 6,837	¥ 6,382
Actual	[2]	¥ 9,267	¥ 8,973
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		11.42%	11.26%
Leverage Ratio:
Required, ratio	[2]	3.15%	3.00%
Actual	[2]	4.26%	4.21%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 2,737	¥ 2,716
Actual		6,116	6,273
Required, amount		3,649	3,621
Actual		¥ 7,843	¥ 7,805
Required, ratio		6.00%	6.00%
Actual		12.89%	12.93%
Required, amount		¥ 4,866	¥ 4,828
Actual		¥ 9,258	¥ 9,185
Required, ratio		8.00%	8.00%
Actual		15.22%	15.21%
Required, amount	[2]	¥ 6,240	¥ 5,867
Actual	[2]	¥ 7,843	¥ 7,805
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		10.05%	10.39%
Leverage Ratio:
Required, ratio	[2]	3.15%	3.00%
Actual	[2]	3.95%	3.99%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 70	¥ 74
Actual		493	476
Required, amount		93	98
Actual		¥ 493	¥ 476
Required, ratio		6.00%	6.00%
Actual		31.60%	28.98%
Required, amount		¥ 125	¥ 131
Actual		¥ 493	¥ 476
Required, ratio		8.00%	8.00%
Actual		31.60%	28.99%
Required, amount	[2]	¥ 115	¥ 123
Actual	[2]	¥ 493	¥ 476
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		31.60%	28.98%
Leverage Ratio:
Required, ratio	[2]	3.15%	3.00%
Actual	[2]	13.49%	11.62%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 66	¥ 70
Actual		454	446
Required, amount		88	93
Actual		¥ 454	¥ 446
Required, ratio		6.00%	6.00%
Actual		30.86%	28.60%
Required, amount		¥ 117	¥ 124
Actual		¥ 454	¥ 446
Required, ratio		8.00%	8.00%
Actual		30.86%	28.60%
Required, amount	[2]	¥ 110	¥ 118
Actual	[2]	¥ 454	¥ 446
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		30.86%	28.60%
Leverage Ratio:
Required, ratio	[2]	3.15%	3.00%
Actual	[2]	12.98%	11.31%

[1]	The required ratios disclosed above, at March 31, 2024 and 2025, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.09% and 0.11%, respectively, and the additional loss absorbency requirements for G-SIBs and D-SIBs of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.
[2]	The required and actual amounts disclosed above at March 31, 2024 and 2025 exclude amounts of deposits to the Bank of Japan.
[3]	The required ratios disclosed above, at March 31, 2024 and 2025, include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.